Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Annual Report on Form 20-F of Burning Rock Biotech Limited (the “Company”) for the fiscal year ended December 31, 2023, originally filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2024 (the “Original Filing”), is being filed solely to include revised officers’ certifications contained in Exhibits 12.1 and 12.2 in response to certain comment of the staff of the SEC. This Amendment contains only the cover page, this explanatory note, the exhibit index, the signature page and the revised certifications. Because no financial statements are included with this Amendment, paragraph 3 of the Section 302 certifications has been omitted. Except for the foregoing, this Amendment does not alter or update any other information contained in the Original Filing. The Original Filing continues to speak as of the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing, and the Company’s filings made with the SEC subsequent to the filing of the Original Filing.
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	Burning Rock Biotech Limited
Entity Central Index Key	0001792267
Current Fiscal Year End Date	--12-31
Entity File Number	001-39316
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Filer Category	Accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.5 Xingdao Ring Road North
Entity Address, Address Line Two	International Bio Island
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510005
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Guangzhou, the People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, eachrepresenting one Class A ordinary share
Trading Symbol	BNR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	708,828
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.0002 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	85,115,600
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,324,848
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No.5 Xingdao Ring Road North
Entity Address, Address Line Two	International Bio Island
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510005
Contact Personnel Name	Ms. Xiaozhi Hu
Contact Personnel Email Address	ir@brbiotech.com
City Area Code	86 020
Local Phone Number	3403 7871